Gain (Loss) on Dispositions, Net	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Gain (Loss) on Dispositions, Net	Gain (Loss) on Dispositions, Net

Period	Vessel	Segment	Net Proceeds	Gain (Loss) on Dispositions, Net
Q4-20	Apollo Spirit	FSO Segment	9,559	5,380
Q3-20	Navion Bergen	Shuttle Tanker Segment	3,385	(19)
Q2-20	HiLoad DP unit	Shuttle Tanker Segment	—	(1,388)
Q1-20	Petrojarl Cidade de Rio das Ostras	FPSO Segment	2,282	(92)
Q1-20	Navion Hispania	Shuttle Tanker Segment	6,715	(385)
Q1-20	Stena Sirita	Shuttle Tanker Segment	6,055	(85)
Gain (loss) on dispositions, net for the year ended December 31, 2020				3,411

Q2-19	Pattani Spirit	FSO Segment	15,741	11,213
Q2-19	Alexita Spirit	Shuttle Tanker Segment	8,700	835
Q2-19	Nordic Spirit	Shuttle Tanker Segment	8,900	500
Gain (loss) on dispositions, net for the year ended December 31, 2019				12,548
Vessels and Equipment

	December 31, 2020	December 31, 2019
	$	$
Gross carrying amount:
Opening balance at beginning of year	3,531,827	3,548,501
Additions(1)	41,346	32,895
Dispositions(2)	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	543,131	—
Vessels and equipment reclassified as held for sale(3)	(61,564)	(35,700)
Closing balance at end of year	4,025,498	3,531,827
Accumulated Depreciation and Impairment:
Opening balance at beginning of year	(506,111)	—
Depreciation and amortization(4)	(295,610)	(339,981)
Impairment expense, net(5)	(245,396)	(179,759)
Dispositions(2)	15,050	1,244
Vessels and equipment reclassified as held for sale(3)	35,984	12,385
Closing balance at end of year	(996,083)	(506,111)
Net book value	3,029,415	3,025,716
(1)Additions by segment for the year ended December 31, 2020 is as follows: FPSO $10.3 million, Shuttle Tanker $23.4 million, UMS $0.2 million and Towage $7.4 million (December 31, 2019 - FPSO $8.2 million, Shuttle Tanker $15.3 million, FSO $6.6 million, UMS $0.9 million and Towage $1.9 million). Additions include drydocks and overhauls, which are only included in the Partnership's Shuttle Tanker and Towage segments, and capital modifications.
(2)Includes the sale of vessels and the disposal upon the replacement of certain components of vessels and equipment.
(3)See Note 7 for additional information.
(4)Excludes depreciation and amortization on the Partnership's right-of-use assets. See Note 10 for additional details.
(5)See below for additional information. Excludes impairment expense on vessels and equipment classified as held for sale during the year ended December 31, 2020 and 2019.

Certain sale and leaseback transactions in 2019 were classified as financing arrangements and did not result in derecognition of the underlying vessels and equipment as control was retained by the Partnership (see Note 12 for additional information).
Impairment expense, net
The following tables contais a summary of Partnership’s impairment expense, net for the years ended December 31, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612

Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

For vessels measured based on a discounted cash flow valuation an increase in the discount rate of 0.5% would result in an increased impairment expense of $20.1 million and $19.1 million as at December 31, 2020 and December 31, 2019, respectively.

The fair value of vessels and equipment measured on a non-recurring basis was $140.5 million and $177.0 million as at December 31, 2020 and December 31, 2019, respectively.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86
Q1 2020	ALP Forward	Towage	13.0	3.00	10.50
Q1 2020	ALP Winger	Towage	12.5	3.00	10.50
Q1 2020	ALP Ippon	Towage	12.0	3.00	10.50
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00
Q2 2019	Petrojarl Varg	FPSO	13.0	1.00 - 2.50	10.00
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.

As at December 31, 2020, the Partnership had five vessels and equipment, with a carrying value of $190.2 million, which were in lay-up (December 31, 2019 - six vessels and equipment with a carrying value of $168.4 million, January 1, 2019 - seven vessels and equipment with a carrying value of $292.5 million)
Advances on Newbuilding Contracts

	December 31, 2020	December 31, 2019
	$	$
Opening balance at beginning of year	297,100	113,796
Additions	368,588	169,704
Capitalized borrowing costs	4,778	13,600
Transferred to vessels and equipment	(543,131)	—
Closing balance at end of year	127,335	297,100
The Partnership had entered into shipbuilding contracts for the construction of seven shuttle tanker newbuildings for an estimated fully built up cost of $969.2 million. As at December 31, 2020, four of these vessels had been delivered to the Partnership. An additional vessel was delivered to the Partnership in January, 2021 and the remaining two vessels are expected to be delivered through 2022. As at December 31, 2020, gross payments made towards these commitments were $720.7 million. The Partnership has secured $733.5 million of borrowings or long-term financing under sale and leaseback transactions relating to these shuttle tanker newbuildings (see Notes 19 and 20 for additional information).
As at December 31, 2020, the contractual maturities of the Partnership's obligations under its newbuilding contracts were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Newbuilding contracts	248.5	175.5	73.0	—	—	—	—

As at December 31, 2020, the contractual maturities of the Partnership's obligations relating to the finance leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to finance leases	141.6	7.9	7.5	7.5	7.5	7.5	103.7